INVESTMENT PROPERTIES INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment property [abstract]
Operating investment properties at fair value	$ 10,200	$ 10,200
Investment property pledged as security	49,800	44,800
Disclosure of detailed information about investment property [line items]
Borrowing costs capitalised	291	229
Commercial developments
Disclosure of detailed information about investment property [line items]
Construction in progress	990	835
Construction and other related costs capitalised	904	718
Borrowing costs capitalised	$ 86	$ 117
Capitalisation rate of borrowing costs eligible for capitalisation	3.50%	4.20%